UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07577

                WM Strategic Asset Management Portfolios, LLC
              (Exact name of registrant as specified in charter)

               1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                               William G. Papesh
               1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (206) 461-3800

                     Date of fiscal year end: October 31

              Date of reporting period: July 1, 2005 - June 30, 2006



******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07577
Reporting Period: 07/01/2005 - 06/30/2006
WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC




============================ WM BALANCED PORTFOLIO =============================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: OCT 27, 2005   Meeting Type: Special
Record Date:  SEP 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund among the Fund, WM Advisors,
      and Salomon Brothers Asset Management
      Inc.
2     To approve a policy allowing the Board of FOR       FOR        Management
      Trustees and WM Advisors to appoint
      sub-advisors and to approve amendments to sub-advisory agreements without shareholder approval.




====================== WM CONSERVATIVE BALANCED PORTFOLIO ======================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: OCT 27, 2005   Meeting Type: Special
Record Date:  SEP 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund among the Fund, WM Advisors,
      and Salomon Brothers Asset Management
      Inc.
2     To approve a policy allowing the Board of FOR       FOR        Management
      Trustees and WM Advisors to appoint
      sub-advisors and to approve amendments to sub-advisory agreements without shareholder approval.




======================= WM CONSERVATIVE GROWTH PORTFOLIO =======================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: OCT 27, 2005   Meeting Type: Special
Record Date:  SEP 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund among the Fund, WM Advisors,
      and Salomon Brothers Asset Management
      Inc.
2     To approve a policy allowing the Board of FOR       FOR        Management
      Trustees and WM Advisors to appoint
      sub-advisors and to approve amendments to sub-advisory agreements without shareholder approval.




========================= WM FLEXIBLE INCOME PORTFOLIO =========================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: OCT 27, 2005   Meeting Type: Special
Record Date:  SEP 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund among the Fund, WM Advisors,
      and Salomon Brothers Asset Management
      Inc.
2     To approve a policy allowing the Board of FOR       FOR        Management
      Trustees and WM Advisors to appoint
      sub-advisors and to approve amendments to sub-advisory agreements without shareholder approval.




======================== WM STRATEGIC GROWTH PORTFOLIO =========================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: OCT 27, 2005   Meeting Type: Special
Record Date:  SEP 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve a new sub-advisory agreement   FOR       FOR        Management
      for the Fund among the Fund, WM Advisors,
      and Salomon Brothers Asset Management
      Inc.
2     To approve a policy allowing the Board of FOR       FOR        Management
      Trustees and WM Advisors to appoint
      sub-advisors and to approve amendments to sub-advisory agreements without shareholder approval.




========== END NPX REPORT



		SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC

By:  /s/ William G. Papesh
     --------------------------------------------
         William G. Papesh
         President and Chief Executive Officer


Dated: August 22, 2006